Related Party Transactions	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Related Party Transactions

Note 13 – Related Party Transactions

Contract & Research Revenue – Related Party

During the years ended December 31, 2019 and 2018, the Company recognized $0.0 and $70,400, respectively of revenue for contract research services provided pursuant to a Development and Manufacturing Agreement with HJLA dated April 1, 2016.